Segment reporting - Assets and Capital Spending (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Assets	$ 11,302.4	$ 10,569.6
Elimination and Other
Segment Reporting Information [Line Items]
Total Assets	(120.7)	(50.7)
Containership Leasing
Segment Reporting Information [Line Items]
Total Assets	10,584.2	9,777.6
Capital expenditures by segment	1,219.5	1,679.4
Mobile Power Generation
Segment Reporting Information [Line Items]
Total Assets	838.9	842.7
Capital expenditures by segment	$ 20.2	$ 29.9